Commitments and Contingencies:	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure
Commitments and Contingencies:
7. Commitments and Contingencies:

(a) Long-term time charters:

On April 17, 2014, the Partnership entered into a new 13-year time-charter contract with Gazprom Marketing & Trading Singapore Pte. Ltd (“Gazprom”) for the Clean Force. In addition, the Partnership  entered into an agreement with BG Group Plc., the current charterer of the Clean Force, to amend, at no cost to the Partnership, the expiration date of the current time-charter contract from the third quarter of 2016 to July 2015, at which time the new Gazprom contract will take effect. Following the conclusion of the new Gazprom charter and the acceleration of the current charter with BG Group, the Partnership incurred one off non-cash charges of $908 that are presented contra to voyage revenues in the accompanying unaudited interim consolidated statement of income as of June 30, 2014.
The Partnership's future minimum contractual charter revenues under its' non-cancelable long-term time charter contracts as of June 30, 2014, gross of brokerage commissions, without taking into consideration any assumed off-hire (including those arising out of periodical class survey requirements), are as analyzed below:

Period/Year ending December 31,	Amount
2014 (period)	$57,500
2015	114,221
2016	115,638
2017	84,431
2018	40,081
Thereafter	226,896
$638,767

(b) Other:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Partnership is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(c) Technical and Commercial Management Agreement:

As further disclosed in Note 3 the Partnership has contracted the commercial, administrative and technical management of its' vessels to Dynagas Ltd. For the commercial services provided under this agreement the Partnership pays a commission of 1.25% over the charter-hire revenues arranged by the Manager. The estimated commission payable to the Manager over the minimum contractual charter revenues, discussed under (a) above, is $7,985. For administrative and technical management fees the Partnership currently pays a daily management fee of $2.6 per vessel (Note 3(a)). Such management fees for the period from July 1, 2014 to the expiration of the agreements on December 31, 2020, adjusted for 3% inflation as per agreement, are estimated to be $26,960 and are analyzed as follows:

Period/Year ending December 31,	Amount
2014 (period)	$1,895
2015	3,872
2016	4,000
2017	4,108
2018	4,231
Thereafter	8,860
$26,966